Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Contractual Charter Revenues

Future minimum contractual charter revenues, gross of 1.25% brokerage commissions to Maritime, and of any other brokerage commissions to third parties, based on vessels committed, non-cancelable, long-term time charter contracts as of December 31, 2016 are as follows:

Year ending December 31,	Amount
2017	$4,846
$4,846